Subsequent Events (Details)			6 Months Ended
	Jan. 22, 2026 THB (฿)	Sep. 15, 2025 MYR (RM)	Jun. 30, 2025 shares	Feb. 10, 2026 shares	Jul. 16, 2025 shares	Jun. 23, 2025 shares	Jan. 21, 2025 MYR (RM) shares	Dec. 31, 2024 shares	Jun. 30, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Subsequent Events [Line Items]
Ordinary shares				1		785,171
Total consideration (in Ringgits) | RM							RM 1,000,000
Ordinary share Outstanding				100
Ordinary shares [member]
Subsequent Events [Line Items]
Ordinary share Outstanding				1
Top of range [member]
Subsequent Events [Line Items]
Increase share capital (in Baht) | ฿	฿ 2,000,000
Marketplace combined ratio			1
Bottom of range [member]
Subsequent Events [Line Items]
Increase share capital (in Baht) | ฿	฿ 25,000,000
Marketplace combined ratio			100
Nonadjusting Events After Reporting Period [Member]
Subsequent Events [Line Items]
Ordinary shares							1,000,000
Equity interest percentage		49.00%
Total consideration (in Ringgits) | RM		RM 1,916,649.80
Ordinary shares [member]
Subsequent Events [Line Items]
Ordinary share Outstanding			18,450,460					17,665,289	15,700,000	15,700,000	15,700,000	15,700,000
Ordinary shares [member] | Nonadjusting Events After Reporting Period [Member]
Subsequent Events [Line Items]
Ordinary shares					2,000,000